Note 30 - Loan Note Instruments (Details Textual) - USD ($) $ in Thousands						12 Months Ended
	Apr. 30, 2024	Jul. 03, 2023	Jun. 30, 2023	Mar. 31, 2023	Feb. 02, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Nov. 01, 2022	Jun. 23, 2017
Statement Line Items [Line Items]
Notional amount						$ 12
Borrowings, interest rate										7.25%
Repayments of borrowings						(0)	$ (0)	$ 361
Total borrowings						7,112	7,104
Motapa [member]
Statement Line Items [Line Items]
Notional amount									$ 7,250
Borrowings, interest rate									13.00%
Repayments of borrowings		$ 575	$ 2,250	$ 5,000		7,250	(0)
Total borrowings						0	7,104	$ 0
Borrowings, effective interest per annum									12.75%
Motapa [member] | At fair value [member]
Statement Line Items [Line Items]
Total borrowings						0	6,802		$ 6,802
Solar loan notes, February 2, 2023 [member]
Statement Line Items [Line Items]
Notional amount					$ 7,000
Borrowings, interest rate					9.50%
Total borrowings						$ 7,112	$ 0
Borrowings, term (Year)					3 years
Caledonia loan notes, April 2024 [member] | Issuance of borrowings [member]
Statement Line Items [Line Items]
Notional amount	$ 2,000
Borrowings, interest rate	9.50%
Borrowings, term (Year)	3 years